Cover	Feb. 26, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Equitrans Midstream Corporation (ETRN) is filing this Amendment No. 1 on Form 8-K/A, which amends ETRN's Current Report on Form 8-K filed on February 28, 2020 (#001-38629) (the Original 8-K), solely for the purpose of filing (i) the Gas Gathering and Compression Agreement, dated as of February 26, 2020, by and among EQT Corporation, EQT Production Company, Rice Drilling B LLC, EQT Energy, LLC and EQM Gathering Opco, LLC as Exhibit 10.4 hereto, (ii) the Credit Letter Agreement, dated as of February 26, 2020, by and between EQM Midstream Partners, LP (EQM) and EQT Corporation as Exhibit 10.5 hereto, and (iii) the Water Services Letter Agreement, dated as of February 26, 2020, by and among EQT Production Company, Rice Drilling B LLC, EQM Gathering Opco, LLC and Equitrans Water Services (PA) LLC as Exhibit 10.6 hereto, each of which was previously omitted from the Original 8-K. No other changes have been made to the Original 8-K other than in respect of the foregoing.
Document Period End Date	Feb. 26, 2020
Entity File Number	001-38629
Entity Registrant Name	Equitrans Midstream Corporation
Entity Central Index Key	0001747009
Entity Tax Identification Number	83-0516635
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	2200 Energy Drive
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	724
Local Phone Number	271-7600
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ETRN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false